CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Net income (loss)	$ (4,562)	$ 571
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	1,019	1,104
Deferred income taxes	607	993
Amortization of debt issuance costs	645	103
Non-cash lease expense	602	511
Loss on disposal of property and leasehold improvements		41
Change in allowance for credit losses	468
Changes in operating assets and liabilities:
Due from clearing broker	(242)	(276)
Commissions receivable	(978)	11
Other receivables	181	291
Other assets	98	(1,230)
Accounts payable, accrued expenses and other liabilities	1,024	178
Commissions payable	792	(419)
Operating lease liability	(561)	(466)
Net Cash (Used in) Provided By Operating Activities	(617)	2,553
Cash Flows From Investing Activities
Purchases of property and equipment	(85)	(80)
Net Cash Used In Investing Activities	(85)	(80)
Cash Flows From Financing Activities
Borrowings under note payable	20,300
Payment of debt issuance costs	(739)
Repayment - notes payable	(21,467)	(2,210)
Repayment of promissory notes-affiliates	(3,445)	(126)
Repayment of borrowings from members	(903)
Net payment for reverse merger and recapitalization	(7,863)
Proceeds from Series A Redeemable Convertible Preferred Stock	14,400
Proceeds from Series B Convertible Preferred Stock	1,500
Dividends - Series A Redeemable Convertible Preferred Stock	(547)
Proceeds from exercise of warrants	416
Redemption of Class B Preferred Units		(165)
Distribution of capital	(85)	(200)
Net Cash Provided By (Used In) Financing Activities	1,567	(2,701)
Net Change in Cash, Cash Equivalents and Restricted Cash	865	(228)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	7,621	7,849
Cash, Cash Equivalents and Restricted Cash - End of Period	8,486	7,621
Supplemental Disclosure of Cash Flow Information
Right of use asset in exchange for operating lease liability		320
Cash Paid During the Period for:
Interest	2,632	3,978
Income taxes	271
Affiliates
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Capitalized interest	218	697
Members
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Capitalized interest	$ 72	$ 444